Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance as of, Value at Dec. 31, 2008	$ (10,750)	$ 0	$ 325,482	$ (103,369)	$ (232,863)
Balance as of, Shares at Dec. 31, 2008		1,880,000
Net income	116,929				116,929
Contribution of shares of Uriza Shipping Co.	46,552		46,552
Dividends declared	(40,230)				(40,230)
Other comprehensive income/ (loss)	42,721			42,721
Balance as of, value at Dec. 31, 2009	155,222	0	372,034	(60,648)	(156,164)
Balance as of, Shares at Dec. 31, 2009		1,880,000
Net income	81,224				81,224
Other comprehensive income/ (loss)	(22,247)			(22,247)
Common Stock Issuance, Value	2,400	5	2,395
Common Stock Issuance, Shares		45,120,000
Initial Public Offering Proceeds, net, Value	145,543	1	145,542
Initial Public Offering Proceeds, net, Shares		13,300,000
Balance as of, value at Dec. 31, 2010	362,142	6	519,971	(82,895)	(74,940)
Balance as of, shares at Dec. 31, 2010		60,300,000
Net income	87,592				87,592
Dividends declared	(61,506)				(61,506)
Other comprehensive income/ (loss)	(58,242)			(58,242)
Balance as of, value at Dec. 31, 2011	$ 329,986	$ 6	$ 519,971	$ (141,137)	$ (48,854)
Balance as of, shares at Dec. 31, 2011		60,300,000